CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603



                                October 14, 2008





 Securities and Exchange Commission
 100 F Street, N.E.
 Washington, D.C. 20549


         Re:       Energy Income and Growth Fund


 Ladies and Gentlemen:

         On behalf of Energy Income and Growth Fund (the "Registrant"), we are transmitting the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

         Before the registration statement becomes effective under the Securities Act of 1933, the Registrant will file all remaining exhibits.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

                             Very truly yours,

                             CHAPMAN AND CUTLER LLP


                             By:  /s/ Walter L. Draney
                                ---------------------------
                                      Walter L. Draney



Enclosures
cc: W. Scott Jardine
    Eric F. Fess